LOSS BEFORE INCOME TAXES CLASSIFIED BY NATURE	12 Months Ended
Dec. 31, 2025
LOSS BEFORE INCOME TAXES CLASSIFIED BY NATURE
LOSS BEFORE INCOME TAXES CLASSIFIED BY NATURE

4LOSS BEFORE INCOME TAXES CLASSIFIED BY NATURE

The loss before income taxes is classified as follows:

			Year Ended December 31,
	Note	'	2025	2024
Revenue	20		106,074	102,001
Cost of revenue			(47,744)	(47,956)
Gross Profit			58,330	54,045

Salaries and subcontractors			(25,961)	(22,984)
Share based compensation	8		(1,386)	(809)
Total employee costs			(27,347)	(23,793)
Depreciation and amortization			(19,425)	(16,894)
IT and hosting			(5,743)	(4,945)
Professional fees			(4,565)	(5,979)
Corporate costs			(756)	(558)
Sales and marketing			(980)	(1,807)
Bad debt expense	13		(461)	(438)
Travel and entertainment			(1,532)	(1,065)
Transaction and acquisition costs			(484)	(162)
Other operational costs			(2,198)	(2,154)
Selling, General and Administrative Expenses			(63,491)	(57,795)

Loss on remeasurement of derivative liability	5		—	(94)
Gain on settlement of convertible debt	5		—	169
(Loss) Gain on remeasurement of deferred consideration	10		(157)	132
Operating Loss			(5,318)	(3,543)

Interest income			32	—
Accretion on liabilities	10		(168)	(1,726)
Foreign exchange gain (loss)			71	(405)
Interest and financing fees			(1,007)	(1,026)
Net Interest Expense and Other Financing Charges			(1,072)	(3,157)
Loss Before Income Taxes			(6,390)	(6,700)